SUPPLEMENT DATED FEBRUARY 22, 2022
                   TO THE VARIABLE ANNUITY PROSPECTUS
-------------------------------------------------------------------------------
                 AMERICAN GENERAL LIFE INSURANCE COMPANY

                      Variable Separate Account
                  Polaris Advantage Variable Annuity
                 Polaris Advantage II Variable Annuity
                   Polaris Advisor Variable Annuity
                  Polaris Advisor III Variable Annuity
                Polaris Advisory Income Variable Annuity
                 Polaris Select Investor Variable Annuity
                Polaris II Platinum Series Variable Annuity
               Polaris Preferred Solutions Variable Annuity
                   Polaris Protector Variable Annuity

                     Variable Annuity Account Five
                   Season Advisor II Variable Annuity
                  Seasons Advisor III Variable Annuity
                   Seasons Advantage Variable Annuity
               Seasons Preferred Solution Variable Annuity
                Seasons Select II Rewards Variable Annuity
                    Seasons Elite Variable Annuity
                  Seasons Triple Elite Variable Annuity

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     FS Variable Separate Account
                 Polaris Advantage Variable Annuity
                 Polaris Advantage II Variable Annuity
                  Polaris Choice III Variable Annuity
                   Polaris Choice IV Variable Annuity
                Polaris Select Investor Variable Annuity
                      Polaris II Variable Annuity
             Polaris II A-Class Platinum Series Variable Annuity
                    Polaris Choice Variable Annuity

                   FS Variable Separate Account Five
              Seasons Select II Rewards Variable Annuity
                      Seasons Elite Variable Annuity
                  Seasons Triple Elite Variable Annuity

                THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                     VALIC Separate Account A
                Polaris Choice Elite Variable Annuity

-------------------------------------------------------------------------------
You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy.

Effective on or about February 22, 2022, the SA Wellington Real Return fund will be renamed to SA American Century Inflation Protection. The fund manager for the SA Wellington Real Return fund will be updated from Wellington Management Company LLP to American Century Investment Management, Inc. Certain other changes were also made to the Fund, including but not limited to, its investment goal, principal investment strategies and techniques.

Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectusesor by calling (855) 421-2692.